                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2009

[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

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       ANNUAL REPORT
       USAA TOTAL RETURN STRATEGY FUND
       DECEMBER 31, 2009

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FUND OBJECTIVE

SEEKS A POSITIVE RETURN EVERY CALENDAR YEAR AND OVER THE LONG TERM (FIVE YEARS
AND MORE) TO ACHIEVE RETURNS GREATER THAN THE S&P 500 INDEX WITH LESS RISK.

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TYPES OF INVESTMENTS

One portion of the Fund's assets is shifted among stocks, investment-grade bonds, or cash equivalents, generally investing at any given time in either (1)
stocks through the use of stock-based exchange-traded funds (ETFs), (2)
investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds. Another portion of the Fund's assets is invested in long and short positions of common stock of large U.S. companies.
The Fund also may utilize an index option-based strategy and a global tactical asset allocation overlay strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

    Distributions to Shareholders                                            15

    Report of Independent Registered Public Accounting Firm                  16

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        33

    Financial Statements                                                     35

    Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                              55

TRUSTEES' AND OFFICERS' INFORMATION                                          57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"LOOKING BACK AT THE MARKET DECLINE, MANY
INVESTORS WERE NOT APPROPRIATELY POSITIONED        [PHOTO OF DANIEL S. McNAMARA]
RELATIVE TO THEIR RISK  TOLERANCE."

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JANUARY 2010

Equities had a remarkable run during 2009. Between March 9, 2009, when the market reached a bottom and the end of the year, stock prices steadily climbed.
Although the rally did not completely erase the declines of 2008, the market has established a beachhead and is moving in the right direction. Likewise, the worst of the Great Recession appears to be over. After three quarters of negative growth, the gross domestic product (GDP) -- the broadest measure of
U.S. economic activity -- rose by 2.2% in the third quarter of 2009. Other important measures of economic activity have also trended higher, including industrial production, retail sales, and residential real estate sales.

Will the recovery be swift? Or will there be a "double dip?" I say "no" to both questions. Significant assets -- including vast amounts of U.S. government stimulus -- have been thrown into the breach. As a result, I don't expect the economy to fall back into a recession. But I don't expect a quick recovery either. Instead, I anticipate a slow and steady slog with lower economic growth than the United States has enjoyed in recent decades. Access to credit is likely to remain tight until the securitization markets heal and banks relax lending standards. Most consumers and businesses will continue rebuilding their balance sheets by increasing their savings rate and reducing their spending and borrowing. While the outlook for job growth has improved, unemployment is likely to persist at an uncomfortably high level for most of 2010.

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2  | USAA TOTAL RETURN STRATEGY FUND
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I also think the equity market is expecting a strong cyclical recovery. Although many stocks seemed to trade at appropriate levels at the end of 2009, we see support for some growth in prices over the near term. Meanwhile, consensus forecasts (which are based on individual company estimates) call for corporate earnings growth of 30% or more during 2010. Meeting these expectations will require significant top-line revenue growth, not just more cost cutting. USAA's expectations are more in line with top-down earnings forecasts in the 8% to 15%
range.

Of course, no one really knows what will happen. That's why it is important to revisit your investment plan. A new year is an opportune time to stop and take stock. Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. With this in mind, I have undertaken a review of my own investment portfolio. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we appreciate the trust you have placed in us. We will continue to offer what we consider an excellent value -- some of the industry's top investment talent, first-class service, and no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company*               Deutsche Investment Management
                                                  Americas Inc.***
    JOHN P. TOOHEY, CFA                                 U.S. Stocks
    WASIF A. LATIF
    Exchange-Traded Funds                               ROBERT WANG
                                                        JAMES FRANCIS, CFA
    TONY ERA
    Money Market Instruments

Credit Suisse Securities (USA) LLC's
Volaris Volatility Management Group**
    Index Options

    YIRONG LI, CFA
    DEFINA MALUKI, CFA

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o   HOW DID THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) PERFORM?

    For the year ended December 31, 2009, the Fund had a total return of 12.25%.
    This compares to returns of 26.46% for the S&P 500(R) Index (the Index) and
    29.17% for the Lipper Flexible Portfolio Funds Index.

o   PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING YEAR.

    Risk assets traded modestly higher as the year began, but then sold off dramatically through early March 2009 as fears of a global

    Past performance is no guarantee of future results.

    Refer to page 11 for benchmark definitions.

    *Effective July 17, 2009, Ron Sweet no longer is a manager of the Fund.

    **Effective June 30, 2009, Laura B. Friedman no longer is a co-manager of the Fund.

    ***Effective August 1, 2009, Julie Abbett no longer is a co-manager of the
       Fund.

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4  | USAA TOTAL RETURN STRATEGY FUND
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    economic meltdown dominated the equity and credit markets. The U.S. stock market bottomed in the second week of March 2009 as massive U.S. government stimulus programs began to gain traction. Economic data slowly but steadily stabilized and the stock market began pricing in an economic recovery. The stock market rally was initially concentrated in the lowest-quality stocks, but started to broaden as the year progressed.

o   WHAT FACTORS DROVE THE FUND'S PERFORMANCE?

    The Fund seeks to have a positive total return every calendar year and outperform the Index over a full market cycle using a multi-pronged, risk-controlled strategy that attempts to avoid big stock market downturns and participate to a significant degree in stock market gains.

    The Fund had three major components during the reporting year. The first component involved close to 70% of the Fund's assets being invested in the
    SPDR Trust Series 1 exchange-traded fund, which seeks to closely track the
    Index. USAA seeks to control risk in this portion of the Fund using an equity hedging strategy that's managed by Credit Suisse Securities (USA)
    LLC's Volaris Volatility Management Group (Volaris Group). The strategy involves selling index call or corresponding exchange-traded fund (ETF)
    options and purchasing index put or corresponding ETF options or put spread options against a highly correlated stock portfolio. This carefully managed equity hedging strategy allows us to attempt to create a collar on our stock market exposure that effectively limits downside (and upside)
    potential and gives us the flexibility to quickly change the Fund's risk profile. This equity hedging strategy helped the Fund

    Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o As interest rates rise, existing bond prices fall. o Options are considered speculative investment strategies. o Index collars are generally employed to protect unrealized profits from the portfolio being protected, and the index option class chosen will generally have an underlying index that most closely tracks the performance of the portfolio. While losses may be limited so are potential gains.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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    avoid the worst of the losses when the market bottomed out on March 9, 2009, and then kept us from participating in the full amount of the gains of the strong stock market that occurred after that date. We work closely with
    Volaris Group to actively manage the equity hedging strategy based on market conditions.

    The second component comprised about 23% of the Fund's assets in a market-
    neutral strategy managed by Deutsche Investment Management Americas Inc.
    (DIMA). DIMA invests primarily in long and short positions of common stock of large U.S. companies and seeks to generate positive returns that have low correlation with the Index. The market-neutral strategy had a slightly negative total return for the reporting year and, therefore, was a major factor in the Fund trailing the Index.

    The third and final component comprised roughly 6% of the Fund's assets, which were invested in a hedge fund called Deutsche iGAP Investment Trust
    "B" (iGAP). Managed by DIMA, iGAP employs a global tactical asset allocation strategy that invests only in liquid instruments, taking long or short positions using futures on stock, currency, commodity and bond markets around the world. The iGAP allocation had a slightly positive return for the year.

o   ARE YOU CONCERNED THAT, BY USING MULTIPLE RISK-CONTROL STRATEGIES, THE FUND
    ISN'T KEEPING UP WITH THE INDEX?

    From the low on March 9, 2009, the Index gained 67.8% through the end of
    2009. Although we actively manage the equity hedging strategy with Volaris
    Group to participate in rising markets, we may not fully participate in a market rally of this magnitude. In terms of the market-neutral strategy and the iGAP, they tend to outperform the Index when the stock market is down, often providing positive total returns during such periods. The Fund did achieve almost all (11.92%) of its yearly gain in the second half of the year, but its best

    You will find a complete list of securities that the Fund owns on pages
    17-32.

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6  | USAA TOTAL RETURN STRATEGY FUND
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    index-relative performance came early in the year. The benefits of this Fund can be seen in a more complete cycle that combines the down market of 2008 and the up market of 2009. Remember that losses generally hurt more than gains may help, so to outperform over the long term we have to maintain our investment discipline in rising markets.

o   WHAT'S USAA'S MARKET OUTLOOK?

    At current valuation levels, the Index is anticipating a strong cyclical recovery in the economy. Meeting these expectations will require significant revenue growth, not just more of the cost cutting that drove much of the earnings improvement in 2009. We are cautious, with our expectations being closer to more modest top-down earnings forecasts in the 8% to 15% range.

    Thank you for your investment in the fund.

    THE TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO
    HOLDINGS REGULARLY WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS
    AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY WHICH
    MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO
    ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7
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FUND RECOGNITION

USAA TOTAL RETURN STRATEGY FUND

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                         OVERALL MORNINGSTAR RATING(TM)
                         out of 1,757 large blend funds
                     for the period ended December 31, 2009:

                                 OVERALL RATING
                                    * * * * *

                                     3-YEAR
                                    * * * * *
                               out of 1,757 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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8  | USAA TOTAL RETURN STRATEGY FUND
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                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense among 53 funds within the
Lipper Flexible Portfolio Funds category for the overall period ended December
31, 2009. The Fund received a Lipper Leader rating for Expense among 53 funds for the three-year period ended December 31, 2009. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2009.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return and Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All
Rights Reserved.

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                                                           FUND RECOGNITION |  9
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INVESTMENT OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol: USTRX)

--------------------------------------------------------------------------------
                                          12/31/09                   12/31/08
--------------------------------------------------------------------------------
Net Assets                             $149.2 Million             $143.0 Million
Net Asset Value Per Share                  $7.97                      $7.21
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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/09
--------------------------------------------------------------------------------
    1 Year                                          Since Inception 1/24/05
    12.25%                                                   -0.41%
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                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
                                      2.02%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES AND ANY DIVIDEND EXPENSES ON SHORT SALES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AS REPORTED IN THE FUND'S PROSPECTUS
DATED MAY 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE
EXPENSE RATIO MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE YEAR ENDED
DECEMBER 31, 2009, BEFORE REIMBURSEMENT, WHICH WAS 1.70%, AS DISCLOSED IN THE
FINANCIAL HIGHLIGHTS, INCLUDING DIVIDEND EXPENSES ON SHORT SALES AND BEFORE ANY
ACQUIRED FUND FEES AND EXPENSES AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA TOTAL RETURN STRATEGY FUND

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     LIPPER FLEXIBLE                             USAA TOTAL
                  PORTFOLIO FUNDS INDEX    S&P 500 INDEX    RETURN STRATEGY FUND
01/31/05               $10,000.00           $10,000.00          $10,000.00
02/28/05                10,188.52            10,210.44           10,020.00
03/31/05                10,007.72            10,029.64            9,854.00
04/30/05                 9,824.85             9,839.41            9,874.07
05/31/05                10,051.58            10,152.49            9,884.10
06/30/05                10,125.36            10,166.90            9,925.25
07/31/05                10,449.34            10,545.00           10,096.37
08/31/05                10,448.92            10,448.78            9,965.51
09/30/05                10,600.57            10,533.41            9,998.75
10/31/05                10,455.83            10,357.81           10,018.93
11/30/05                10,706.71            10,749.57           10,039.11
12/31/05                10,806.95            10,753.31           10,043.95
01/31/06                11,156.20            11,038.03           10,074.42
02/28/06                11,108.49            11,067.98           10,104.89
03/31/06                11,285.24            11,205.75           10,132.31
04/30/06                11,412.27            11,356.22           10,163.01
05/31/06                11,150.67            11,029.37           10,203.95
06/30/06                11,138.94            11,044.32           10,237.82
07/31/06                11,175.97            11,112.45           10,268.81
08/31/06                11,373.16            11,376.85           10,310.14
09/30/06                11,498.50            11,670.03           10,344.23
10/31/06                11,802.06            12,050.31           10,385.98
11/30/06                12,066.02            12,279.46           10,521.68
12/31/06                12,187.09            12,451.71           10,555.63
01/31/07                12,331.83            12,640.03           10,692.86
02/28/07                12,283.67            12,392.80           10,471.19
03/31/07                12,399.00            12,531.41           10,537.71
04/30/07                12,785.79            13,086.50           10,876.27
05/31/07                13,073.50            13,543.15           11,204.26
06/30/07                13,014.20            13,318.15           11,142.87
07/31/07                12,882.48            12,905.23           11,005.04
08/31/07                12,873.74            13,098.68           11,111.06
09/30/07                13,381.17            13,588.55           11,428.12
10/31/07                13,737.37            13,804.70           11,523.97
11/30/07                13,412.18            13,227.57           11,172.50
12/31/07                13,353.40            13,135.80           11,051.97
01/31/08                12,919.38            12,347.90           10,780.68
02/29/08                12,837.69            11,946.77           10,698.12
03/31/08                12,666.94            11,895.18           10,655.48
04/30/08                13,124.02            12,474.52           11,022.50
05/31/08                13,331.89            12,636.10           11,271.13
06/30/08                12,733.00            11,570.82           10,853.18
07/31/08                12,492.21            11,473.56           10,805.73
08/31/08                12,449.51            11,639.52           10,948.07
09/30/08                11,283.16            10,602.35           10,214.35
10/31/08                 9,548.04             8,821.71            8,977.69
11/30/08                 9,010.17             8,188.71            8,537.72
12/31/08                 9,344.88             8,275.84            8,729.62
01/31/09                 8,948.31             7,578.30            8,245.31
02/28/09                 8,344.66             6,771.38            7,724.68
03/31/09                 8,897.56             7,364.52            8,045.34
04/30/09                 9,610.14             8,069.37            8,385.12
05/31/09                10,222.11             8,520.72            8,809.83
06/30/09                10,054.33             8,537.62            8,755.23
07/31/09                10,872.60             9,183.38            9,095.24
08/31/09                11,137.50             9,514.94            9,228.81
09/30/09                11,609.76             9,869.99            9,400.03
10/31/09                11,428.59             9,686.64            9,351.45
11/30/09                11,916.10            10,267.68            9,655.07
12/31/09                12,070.54            10,466.00            9,798.67

                                   [END CHART]

                         *Data from 1/31/05 to 12/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Total Return Strategy Fund to the following benchmarks:

o   The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

o   The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE
PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*The performance of the Lipper Flexible Portfolio Funds Index and the S&P 500
Index is calculated from the end of the month, January 31, 2005, while the
Fund's inception date is January 24, 2005. There may be a slight variation of the performance numbers because of this difference. It is not possible to invest directly in an index.

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                                                       INVESTMENT OVERVIEW |  11

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                      TOP 10 COMMON STOCK POSITIONS -- LONG
                                 AS OF 12/31/09
                                (% of Net Assets)

    Jabil Circuit Inc. ..............................................   0.3%
    Avnet Inc. ......................................................   0.3%
    Gannett Co. .....................................................   0.3%
    Cytec Industries Inc. ...........................................   0.3%
    Huntsman Corp. ..................................................   0.3%
    Medco Health Solutions Inc. .....................................   0.3%
    AmerisourceBergen Corp. .........................................   0.3%
    TRW Automotive Holdings Corp. ...................................   0.3%
    Coventry Health Care Inc. .......................................   0.3%
    Arrow Electronics Inc. ..........................................   0.3%

                     TOP 10 COMMON STOCK POSITIONS -- SHORT
                                 AS OF 12/31/09
                                (% of Net Assets)

    Continental Airlines "B" ........................................   0.3%
    Health Net Inc. .................................................   0.3%
    ANSYS Inc. ......................................................   0.3%
    J.M. Smucker Co., The -- New Common .............................   0.3%
    Walt Disney Co. .................................................   0.3%
    Republic Services Inc. ..........................................   0.3%
    Weyerhaeuser Co. ................................................   0.3%
    SBA Communications Corp. "A" ....................................   0.3%
    United States Steel Corp. .......................................   0.3%
    Boeing Co. ......................................................   0.2%

You will find a complete list of securities that the Fund owns on pages 17-32.

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12  | USAA TOTAL RETURN STRATEGY FUND

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                     SECTORS -- LONG COMMON STOCK POSITIONS
                                 AS OF 12/31/09
                                (% of Net Assets)

    Information Technology ..........................................   4.5%
    Consumer Discretionary ..........................................   4.0%
    Health Care .....................................................   3.1%
    Industrials .....................................................   2.9%
    Consumer Staples ................................................   1.8%
    Materials .......................................................   1.8%
    Energy ..........................................................   1.2%
    Financials ......................................................   0.7%
    Telecommunication Services ......................................   0.4%
    Utilities .......................................................   0.4%

                     SECTORS -- SHORT COMMON STOCK POSITIONS
                                 AS OF 12/31/09
                                (% of Net Assets)

    Information Technology ..........................................   3.7%
    Industrials .....................................................   3.7%
    Consumer Discretionary ..........................................   3.3%
    Health Care .....................................................   3.0%
    Energy ..........................................................   1.7%
    Materials .......................................................   1.6%
    Consumer Staples ................................................   1.4%
    Telecommunication Services ......................................   0.9%
    Utilities .......................................................   0.8%
    Financials ......................................................   0.7%

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                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                ASSET ALLOCATION
                                 AS OF 12/31/09
                                (% of Net Assets)

    Stocks -- Long ..................................................  20.8%
    Stock-Based Exchange-Traded Funds* ..............................  71.5%
    Hedge Funds .....................................................   5.6%
    Money Market Instruments ........................................   3.1%
    Stocks -- Short ................................................. -20.8%
    Purchased Options ...............................................   0.1%
    Written Options .................................................  -0.4%

* Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors. The Fund participates in exemptive orders held by certain ETFs that allow the Fund to invest in these ETFs above the level permitted under the
  Investment Act of 1940.

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended
December 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

20.62% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as dividends taxed at individual net capital gains rates.

For the fiscal year ended December 31, 2009, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $3,000 as qualifying interest income.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1,297,000 as long-term capital gains for the fiscal year ended December 31, 2009.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  15

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TOTAL RETURN STRATEGY FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA Total Return Strategy Fund (one of the
portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31,
2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA Total Return Strategy Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2010

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2009

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            LONG POSITIONS (101.0%)

            COMMON STOCKS (20.8%)(a)

            CONSUMER DISCRETIONARY (4.0%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    8,500   Coach, Inc.                                                 $    310
                                                                        --------
            APPAREL RETAIL (0.2%)
    7,400   Ross Stores, Inc.                                                316
                                                                        --------
            AUTO PARTS & EQUIPMENT (0.3%)
   15,900   TRW Automotive Holdings Corp.*                                   380
                                                                        --------
            AUTOMOBILE MANUFACTURERS (0.2%)
   33,700   Ford Motor Co.*                                                  337
                                                                        --------
            AUTOMOTIVE RETAIL (0.2%)
    7,400   Advance Auto Parts, Inc.                                         299
                                                                        --------
            CABLE & SATELLITE (0.4%)
    8,200   Scripps Networks Interactive "A"                                 340
    7,620   Time Warner Cable, Inc.                                          316
                                                                        --------
                                                                             656
                                                                        --------
            CONSUMER ELECTRONICS (0.2%)
    9,300   Garmin Ltd.                                                      285
                                                                        --------
            DISTRIBUTORS (0.2%)
    6,100   Genuine Parts Co.                                                232
                                                                        --------
            EDUCATION SERVICES (0.4%)
   10,300   Career Education Corp.*                                          240
    4,600   DeVry, Inc.                                                      261
      700   ITT Educational Services, Inc.*                                   67
                                                                        --------
                                                                             568
                                                                        --------
            GENERAL MERCHANDISE STORES (0.1%)
    6,100   Family Dollar Stores, Inc.                                       170
                                                                        --------
            HOMEFURNISHING RETAIL (0.0%)
    2,600   Aaron's, Inc.                                                     72
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    6,000   Wyndham Worldwide Corp.                                     $    121
                                                                        --------
            HOUSEHOLD APPLIANCES (0.2%)
    4,100   Whirlpool Corp.                                                  331
                                                                        --------
            INTERNET RETAIL (0.4%)
    1,500   Amazon.com, Inc.*                                                202
    2,400   Expedia, Inc.*                                                    62
    1,600   Priceline.com, Inc.*                                             349
                                                                        --------
                                                                             613
                                                                        --------
            MOVIES & ENTERTAINMENT (0.0%)
    2,500   Warner Music Group Corp.*                                         14
                                                                        --------
            PUBLISHING (0.5%)
   27,100   Gannett Co., Inc.                                                402
    8,200   McGraw-Hill Companies, Inc.                                      275
    4,100   New York Times Co. "A"*                                           51
                                                                        --------
                                                                             728
                                                                        --------
            RESTAURANTS (0.1%)
    1,000   McDonald's Corp.                                                  62
    3,800   Starbucks Corp.*                                                  88
                                                                        --------
                                                                             150
                                                                        --------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    3,100   Brinks Home Security Holdings, Inc.*                             101
                                                                        --------
            SPECIALTY STORES (0.2%)
   15,400   Barnes & Noble, Inc.                                             294
                                                                        --------
            Total Consumer Discretionary                                   5,977
                                                                        --------
            CONSUMER STAPLES (1.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
   10,800   Archer-Daniels-Midland Co.                                       338
                                                                        --------
            FOOD RETAIL (0.1%)
    4,800   SUPERVALU, Inc.                                                   61
                                                                        --------
            HOUSEHOLD PRODUCTS (0.4%)
    3,500   Colgate-Palmolive Co.                                            288
    4,700   Kimberly-Clark Corp.                                             299
                                                                        --------
                                                                             587
                                                                        --------
            PACKAGED FOODS & MEAT (0.5%)
   13,800   Dean Foods Co.*                                                  249
    6,100   Hershey Co.                                                      218
   24,700   Sara Lee Corp.                                                   301
                                                                        --------
                                                                             768
                                                                        --------

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            PERSONAL PRODUCTS (0.4%)
    6,900   Herbalife Ltd.                                              $    280
    7,200   Mead Johnson Nutrition Co.                                       315
                                                                        --------
                                                                             595
                                                                        --------
            SOFT DRINKS (0.2%)
   14,600   Coca-Cola Enterprises, Inc.                                      309
                                                                        --------
            Total Consumer Staples                                         2,658
                                                                        --------
            ENERGY (1.2%)
            -------------
            OIL & GAS DRILLING (0.2%)
   13,100   Rowan Companies, Inc.*                                           297
                                                                        --------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    2,600   Oceaneering International, Inc.*                                 152
    7,500   Oil States International, Inc.*                                  295
                                                                        --------
                                                                             447
                                                                        --------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    1,400   Cimarex Energy Co.                                                74
    4,500   EXCO Resources, Inc.                                              95
   20,700   Mariner Energy, Inc.*                                            240
    6,900   Newfield Exploration Co.*                                        333
   18,900   Quicksilver Resources, Inc.*                                     284
                                                                        --------
                                                                           1,026
                                                                        --------
            Total Energy                                                   1,770
                                                                        --------
            FINANCIALS (0.7%)
            -----------------
            CONSUMER FINANCE (0.4%)
    7,700   Capital One Financial Corp.                                      295
   23,800   Discover Financial Services                                      350
                                                                        --------
                                                                             645
                                                                        --------
            REGIONAL BANKS (0.3%)
   28,700   Huntington Bancshares, Inc.                                      105
   38,900   Marshall & Ilsley Corp.                                          212
   23,300   Popular, Inc.                                                     53
                                                                        --------
                                                                             370
                                                                        --------
            Total Financials                                               1,015
                                                                        --------
            HEALTH CARE (3.1%)
            ------------------
            BIOTECHNOLOGY (0.5%)
    1,100   Alexion Pharmaceuticals, Inc.*                                    54
    6,400   Gilead Sciences, Inc.*                                           277
   13,100   Myriad Genetics, Inc.*                                           342
                                                                        --------
                                                                             673
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            HEALTH CARE DISTRIBUTORS (0.6%)
   14,600   AmerisourceBergen Corp.                                     $    381
    8,500   Cardinal Health, Inc.                                            274
    4,900   McKesson Corp.                                                   306
                                                                        --------
                                                                             961
                                                                        --------
            HEALTH CARE EQUIPMENT (0.1%)
    9,100   Hill-Rom Holdings, Inc.                                          218
                                                                        --------
            HEALTH CARE FACILITIES (0.4%)
    6,100   Community Health Systems, Inc.*                                  217
   10,500   Universal Health Services, Inc. "B"                              320
                                                                        --------
                                                                             537
                                                                        --------
            HEALTH CARE SERVICES (0.3%)
    6,000   Medco Health Solutions, Inc.*                                    383
                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (0.0%)
      600   Waters Corp.*                                                     37
                                                                        --------
            MANAGED HEALTH CARE (0.7%)
    1,400   Aetna, Inc.                                                       45
   15,600   Coventry Health Care, Inc.*                                      379
    7,400   Humana, Inc.*                                                    325
   11,200   UnitedHealth Group, Inc.                                         341
                                                                        --------
                                                                           1,090
                                                                        --------
            PHARMACEUTICALS (0.5%)
    8,200   Endo Pharmaceuticals Holdings, Inc.*                             168
    9,500   Forest Laboratories, Inc.*                                       305
    8,800   Valeant Pharmaceuticals International*                           280
                                                                        --------
                                                                             753
                                                                        --------
            Total Health Care                                              4,652
                                                                        --------
            INDUSTRIALS (2.9%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
    3,600   ITT Corp.                                                        179
    4,100   Lockheed Martin Corp.                                            309
                                                                        --------
                                                                             488
                                                                        --------
            AIR FREIGHT & LOGISTICS (0.1%)
    3,000   United Parcel Service, Inc. "B"                                  172
                                                                        --------
            AIRLINES (0.2%)
    4,000   Copa Holdings S.A. "A"                                           218
                                                                        --------
            BUILDING PRODUCTS (0.0%)
      900   Armstrong World Industries, Inc.*                                 35
                                                                        --------

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            COMMERCIAL PRINTING (0.2%)
   14,000   R.R. Donnelley & Sons Co.                                   $    312
                                                                        --------
            CONSTRUCTION & ENGINEERING (0.5%)
    7,900   Jacobs Engineering Group, Inc.*                                  297
    3,400   KBR, Inc.                                                         65
   10,600   Shaw Group, Inc.*                                                305
                                                                        --------
                                                                             667
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    8,300   Navistar International Corp.*                                    321
    8,600   Oshkosh Corp.                                                    318
   17,000   Trinity Industries, Inc.                                         297
                                                                        --------
                                                                             936
                                                                        --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    2,100   Hubbell, Inc. "B"                                                 99
      800   Thomas & Betts Corp.*                                             29
                                                                        --------
                                                                             128
                                                                        --------
            INDUSTRIAL CONGLOMERATES (0.2%)
    9,000   Carlisle Companies, Inc.                                         308
                                                                        --------
            INDUSTRIAL MACHINERY (0.2%)
   12,200   Timken Co.                                                       289
                                                                        --------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,000   MSC Industrial Direct Co., Inc. "A"                               47
    3,900   WESCO International, Inc.*                                       105
                                                                        --------
                                                                             152
                                                                        --------
            TRUCKING (0.4%)
    7,200   Con-Way, Inc.                                                    252
    7,000   Ryder System, Inc.                                               288
                                                                        --------
                                                                             540
                                                                        --------
            Total Industrials                                              4,245
                                                                        --------
            INFORMATION TECHNOLOGY (4.5%)
            -----------------------------
            APPLICATION SOFTWARE (0.1%)
   17,200   Compuware Corp.*                                                 124
                                                                        --------
            COMMUNICATIONS EQUIPMENT (0.3%)
    4,800   EchoStar Corp. "A"*                                               97
    7,700   Harris Corp.                                                     366
                                                                        --------
                                                                             463
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            COMPUTER HARDWARE (0.6%)
    2,300   International Business Machines Corp.                       $    301
   23,100   NCR Corp.*                                                       257
   10,000   Teradata Corp.*                                                  314
                                                                        --------
                                                                             872
                                                                        --------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
    8,000   Western Digital Corp.*                                           353
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    7,300   Broadridge Financial Solutions, Inc.                             165
    4,200   Computer Sciences Corp.*                                         242
    3,400   DST Systems, Inc.*                                               148
    5,800   Global Payments, Inc.                                            312
    7,400   Hewitt Associates, Inc. "A"*                                     313
    2,400   NeuStar, Inc. "A"*                                                55
                                                                        --------
                                                                           1,235
                                                                        --------
            ELECTRONIC COMPONENTS (0.2%)
   34,800   Vishay Intertechnology, Inc.*                                    291
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (0.3%)
   26,300   Jabil Circuit, Inc.                                              457
                                                                        --------
            INTERNET SOFTWARE & SERVICES (0.3%)
    2,500   Sohu.com, Inc.*                                                  143
   10,400   VeriSign, Inc.*                                                  252
                                                                        --------
                                                                             395
                                                                        --------
            IT CONSULTING & OTHER SERVICES (0.2%)
   16,500   SAIC, Inc.*                                                      313
                                                                        --------
            SYSTEMS SOFTWARE (0.5%)
   10,000   Microsoft Corp.                                                  305
    7,900   Red Hat, Inc.*                                                   244
   12,800   Symantec Corp.*                                                  229
                                                                        --------
                                                                             778
                                                                        --------
            TECHNOLOGY DISTRIBUTORS (1.0%)
   12,700   Arrow Electronics, Inc.*                                         376
   13,800   Avnet, Inc.*                                                     416
   16,900   Ingram Micro, Inc. "A"*                                          295
    8,000   Tech Data Corp.*                                                 373
                                                                        --------
                                                                           1,460
                                                                        --------
            Total Information Technology                                   6,741
                                                                        --------

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            MATERIALS (1.8%)
            ----------------
            DIVERSIFIED CHEMICALS (0.6%)
    1,700   Ashland, Inc.                                               $     67
   12,500   Cabot Corp.                                                      328
    2,300   Eastman Chemical Co.                                             139
   34,000   Huntsman Corp.                                                   384
                                                                        --------
                                                                             918
                                                                        --------
            DIVERSIFIED METALS & MINING (0.1%)
    3,100   Walter Industries, Inc.                                          233
                                                                        --------
            PAPER PACKAGING (0.1%)
    2,800   Bemis Co., Inc.                                                   83
                                                                        --------
            PAPER PRODUCTS (0.2%)
   12,900   International Paper Co.                                          346
                                                                        --------
            SPECIALTY CHEMICALS (0.5%)
   10,800   Cytec Industries, Inc.                                           393
    4,700   Lubrizol Corp.                                                   343
                                                                        --------
                                                                             736
                                                                        --------
            STEEL (0.3%)
    7,100   Commercial Metals Co.                                            111
    6,500   Reliance Steel & Aluminum Co.                                    281
                                                                        --------
                                                                             392
                                                                        --------
            Total Materials                                                2,708
                                                                        --------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
   23,800   Qwest Communications International, Inc.                         100
                                                                        --------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   57,200   Sprint Nextel Corp.*                                             209
    2,700   Telephone & Data Systems, Inc.                                    92
    5,900   U.S. Cellular Corp.*                                             250
                                                                        --------
                                                                             551
                                                                        --------
            Total Telecommunication Services                                 651
                                                                        --------
            UTILITIES (0.4%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    3,200   AES Corp.*                                                        43
    6,000   Constellation Energy Group, Inc.                                 211
   11,100   NRG Energy, Inc.*                                                262
                                                                        --------
                                                                             516
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            MULTI-UTILITIES (0.1%)
    5,500   MDU Resources Group, Inc.                                   $    130
                                                                        --------
            Total Utilities                                                  646
                                                                        --------
            Total Common Stocks (cost: $24,635)                           31,063
                                                                        --------
            EXCHANGE-TRADED FUNDS (71.5%)
  956,670   SPDR Trust Series 1(b) (cost: $122,990)                      106,612
                                                                        --------
            HEDGE FUNDS (5.6%)
  517,063   Deutsche iGAP Investment Trust "B" , acquired
               8/01/2008; cost: $10,000*(c),(d)                            8,428
                                                                        --------
            MONEY MARKET INSTRUMENTS (3.1%)

            MONEY MARKET FUNDS (3.1%)
4,583,191   State Street Institutional Liquid Reserve Fund,
               0.15%(e) (cost: $4,583)                                     4,583
                                                                        --------
            Total Long Positions (cost: $162,208)                        150,686
                                                                        --------
            TOTAL INVESTMENTS (COST: $162,208)                          $150,686
                                                                        ========
            SHORT POSITIONS (20.8%)

            COMMON STOCKS (20.8%)

            CONSUMER DISCRETIONARY (3.3%)
            -----------------------------
            ADVERTISING (0.1%)
    6,600   Clear Channel Outdoor Holdings, Inc. "A"*                         69
      900   Lamar Advertising Co. "A"*                                        28
                                                                        --------
                                                                              97
                                                                        --------
            APPAREL RETAIL (0.1%)
    3,300   Abercrombie & Fitch Co. "A"                                      115
                                                                        --------
            AUTO PARTS & EQUIPMENT (0.4%)
    9,300   BorgWarner, Inc.                                                 309
    8,000   Gentex Corp.                                                     143
    2,700   Johnson Controls, Inc.                                            73
                                                                        --------
                                                                             525
                                                                        --------
            AUTOMOTIVE RETAIL (0.4%)
   14,300   CarMax, Inc.*                                                    347
    7,800   O'Reilly Automotive, Inc.*                                       297
                                                                        --------
                                                                             644
                                                                        --------
            BROADCASTING (0.0%)
      900   Liberty Media-Starz "A"*                                          42
                                                                        --------

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            CABLE & SATELLITE (0.2%)
    9,001   DIRECTV "A"*                                                $    300
                                                                        --------
            CASINOS & GAMING (0.4%)
    4,500   Boyd Gaming Corp.*                                                38
    1,500   International Game Technology                                     28
   24,900   MGM Mirage*                                                      227
    1,100   Penn National Gaming, Inc.*                                       30
    6,800   WMS Industries, Inc.*                                            272
                                                                        --------
                                                                             595
                                                                        --------
            CONSUMER ELECTRONICS (0.2%)
    7,800   Harman International Industries, Inc.                            275
                                                                        --------
            DISTRIBUTORS (0.2%)
   18,400   LKQ Corp.*                                                       360
                                                                        --------
            HOMEBUILDING (0.2%)
   14,500   KB Home                                                          198
   11,400   Lennar Corp. "A"                                                 146
                                                                        --------
                                                                             344
                                                                        --------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
    8,800   Starwood Hotels & Resorts Worldwide, Inc.                        322
                                                                        --------
            HOUSEHOLD APPLIANCES (0.1%)
    4,000   Stanley Works                                                    206
                                                                        --------
            MOTORCYCLE MANUFACTURERS (0.2%)
   10,400   Harley-Davidson, Inc.                                            262
                                                                        --------
            MOVIES & ENTERTAINMENT (0.3%)
    2,200   Liberty Media Corp. - Capital "A"*                                52
   12,700   Walt Disney Co.                                                  410
                                                                        --------
                                                                             462
                                                                        --------
            PUBLISHING (0.2%)
    7,200   Meredith Corp.                                                   222
                                                                        --------
            RESTAURANTS (0.1%)
   24,900   Wendy's/Arby's Group, Inc. "A"                                   117
                                                                        --------
            Total Consumer Discretionary                                   4,888
                                                                        --------
            CONSUMER STAPLES (1.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
    4,700   Bunge Ltd.                                                       300
                                                                        --------
            DRUG RETAIL (0.2%)
    9,600   CVS Caremark Corp.                                               309
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            HOUSEHOLD PRODUCTS (0.2%)
    5,000   Energizer Holdings, Inc.*                                   $    307
                                                                        --------
            PACKAGED FOODS & MEAT (0.7%)
   13,800   Flowers Foods, Inc.                                              328
    6,700   J.M. Smucker Co.                                                 414
    5,900   McCormick & Co., Inc.                                            213
    2,700   Ralcorp Holdings, Inc.*                                          161
                                                                        --------
                                                                           1,116
                                                                        --------
            PERSONAL PRODUCTS (0.1%)
    2,600   NBTY, Inc.*                                                      113
                                                                        --------
            Total Consumer Staples                                         2,145
                                                                        --------
            ENERGY (1.7%)
            -------------
            COAL & CONSUMABLE FUELS (0.3%)
    7,100   Alpha Natural Resources, Inc.*                                   308
    3,100   Arch Coal, Inc.                                                   69
    1,400   Massey Energy Co.                                                 59
                                                                        --------
                                                                             436
                                                                        --------
            OIL & GAS DRILLING (0.2%)
    7,300   Atwood Oceanics, Inc.*                                           262
                                                                        --------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    3,000   Dresser-Rand Group, Inc.*                                         95
                                                                        --------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    5,400   Comstock Resources, Inc.*                                        219
   21,900   Denbury Resources, Inc.*                                         324
    4,000   Noble Energy, Inc.                                               285
    4,600   Pioneer Natural Resources Co.                                    221
    6,400   Range Resources Corp.                                            319
                                                                        --------
                                                                           1,368
                                                                        --------
            OIL & GAS REFINING & MARKETING (0.2%)
   11,200   Sunoco, Inc.                                                     292
                                                                        --------
            Total Energy                                                   2,453
                                                                        --------
            FINANCIALS (0.7%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    2,100   Northern Trust Corp.                                             110
                                                                        --------
            INVESTMENT BANKING & BROKERAGE (0.1%)
   15,300   Charles Schwab Corp.                                             288
                                                                        --------
            PROPERTY & CASUALTY INSURANCE (0.1%)
      288   Markel Corp.*                                                     98
                                                                        --------

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            REGIONAL BANKS (0.4%)
    2,400   Cullen/Frost Bankers, Inc.                                  $    120
   13,455   First Horizon National Corp.*                                    180
   21,300   TCF Financial Corp.                                              290
                                                                        --------
                                                                             590
                                                                        --------
            Total Financials                                               1,086
                                                                        --------
            HEALTH CARE (3.0%)
            ------------------
            BIOTECHNOLOGY (1.2%)
      800   Abraxis BioScience, Inc.*                                         32
   23,300   Amylin Pharmaceuticals, Inc.*                                    331
    8,400   BioMarin Pharmaceutical, Inc.*                                   158
    4,900   Cephalon, Inc.*                                                  306
    1,200   Gen-Probe, Inc.*                                                  51
    4,700   OSI Pharmaceuticals, Inc.*                                       146
    6,700   United Therapeutics Corp.*                                       353
    8,400   Vertex Pharmaceuticals, Inc.*                                    360
                                                                        --------
                                                                           1,737
                                                                        --------
            HEALTH CARE DISTRIBUTORS (0.1%)
    7,300   Patterson Companies, Inc.*                                       204
                                                                        --------
            HEALTH CARE EQUIPMENT (0.5%)
    4,600   Medtronic, Inc.                                                  203
    3,400   St. Jude Medical, Inc.*                                          125
    2,100   Teleflex, Inc.                                                   113
    5,300   Zimmer Holdings, Inc.*                                           313
                                                                        --------
                                                                             754
                                                                        --------
            HEALTH CARE FACILITIES (0.1%)
    6,100   VCA Antech, Inc.*                                                152
                                                                        --------
            HEALTH CARE SUPPLIES (0.2%)
    8,400   DENTSPLY International, Inc.                                     295
                                                                        --------
            HEALTH CARE TECHNOLOGY (0.2%)
   14,100   Allscripts - Misys Healthcare Solutions, Inc.*                   285
                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (0.4%)
    4,900   Covance, Inc.*                                                   267
    6,100   Life Technologies Corp.*                                         319
    3,000   PerkinElmer, Inc.                                                 62
                                                                        --------
                                                                             648
                                                                        --------
            MANAGED HEALTH CARE (0.3%)
   19,100   Health Net, Inc.*                                                445
                                                                        --------
            Total Health Care                                              4,520
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            INDUSTRIALS (3.7%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
    4,700   BE Aerospace, Inc.*                                         $    110
    6,800   Boeing Co.                                                       368
   17,000   Spirit AeroSystems Holdings, Inc. "A"*                           338
                                                                        --------
                                                                             816
                                                                        --------
            AIRLINES (0.6%)
   18,400   AMR Corp.*                                                       142
   25,600   Continental Airlines, Inc. "B"*                                  459
   31,700   Southwest Airlines Co.                                           362
                                                                        --------
                                                                             963
                                                                        --------
            BUILDING PRODUCTS (0.1%)
    7,800   USG Corp.*                                                       110
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    9,600   AGCO Corp.*                                                      311
    4,500   Deere & Co.                                                      243
    9,300   PACCAR, Inc.                                                     337
    5,600   Wabtec Corp.                                                     229
                                                                        --------
                                                                           1,120
                                                                        --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    4,900   AMETEK, Inc.                                                     188
    2,200   Roper Industries, Inc.                                           115
                                                                        --------
                                                                             303
                                                                        --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
   14,400   Republic Services, Inc.                                          408
    1,600   Stericycle, Inc.*                                                 88
    6,800   Waste Connections, Inc.*                                         227
    9,400   Waste Management, Inc.                                           318
                                                                        --------
                                                                           1,041
                                                                        --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
   20,100   Monster Worldwide, Inc.*                                         350
                                                                        --------
            INDUSTRIAL MACHINERY (0.1%)
    3,000   IDEX Corp.                                                        93
                                                                        --------
            RAILROADS (0.2%)
    4,700   Union Pacific Corp.                                              300
                                                                        --------
            SECURITY & ALARM SERVICES (0.2%)
   12,000   Corrections Corp. of America*                                    295
                                                                        --------

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    4,500   GATX Corp.                                                  $    129
                                                                        --------
            Total Industrials                                              5,520
                                                                        --------
            INFORMATION TECHNOLOGY (3.7%)
            -----------------------------
            APPLICATION SOFTWARE (0.9%)
    9,900   ANSYS, Inc.*                                                     430
   12,200   Autodesk, Inc.*                                                  310
   50,000   Cadence Design Systems, Inc.*                                    300
   21,200   Nuance Communications, Inc.*                                     329
                                                                        --------
                                                                           1,369
                                                                        --------
            COMMUNICATIONS EQUIPMENT (0.4%)
   35,400   Brocade Communications Systems, Inc.*                            270
   21,700   Ciena Corp.*                                                     235
                                                                        --------
                                                                             505
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    1,600   Visa, Inc. "A"                                                   140
                                                                        --------
            ELECTRONIC COMPONENTS (0.2%)
   17,500   Corning, Inc.                                                    338
                                                                        --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    4,100   Itron, Inc.*                                                     277
                                                                        --------
            HOME ENTERTAINMENT SOFTWARE (0.4%)
   24,200   Activision Blizzard, Inc.*                                       269
   16,600   Electronic Arts, Inc.*                                           294
                                                                        --------
                                                                             563
                                                                        --------
            INTERNET SOFTWARE & SERVICES (0.2%)
   12,700   eBay, Inc.*                                                      299
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (0.9%)
   23,600   Applied Materials, Inc.                                          329
    8,200   Lam Research Corp.*                                              322
   22,500   MEMC Electronic Materials, Inc.*                                 306
   10,400   Novellus Systems, Inc.*                                          243
    5,100   Varian Semiconductor Equipment Associates, Inc.*                 183
                                                                        --------
                                                                           1,383
                                                                        --------
            SEMICONDUCTORS (0.4%)
   29,500   Cypress Semiconductor Corp.*                                     312
   16,600   NVIDIA Corp.*                                                    310
                                                                        --------
                                                                             622
                                                                        --------
            Total Information Technology                                   5,496
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            MATERIALS (1.6%)
            ----------------
            CONSTRUCTION MATERIALS (0.6%)
    9,300   Eagle Materials, Inc.                                       $    242
    3,100   Martin Marietta Materials, Inc.                                  277
    6,100   Vulcan Materials Co.                                             322
                                                                        --------
                                                                             841
                                                                        --------
            DIVERSIFIED METALS & MINING (0.2%)
    8,600   Southern Copper Corp.                                            283
                                                                        --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    4,900   Intrepid Potash, Inc.*                                           143
    2,700   Mosaic Co.                                                       161
                                                                        --------
                                                                             304
                                                                        --------
            FOREST PRODUCTS (0.3%)
    9,200   Weyerhaeuser Co.                                                 397
                                                                        --------
            GOLD (0.1%)
    5,100   Royal Gold, Inc.                                                 240
                                                                        --------
            STEEL (0.2%)
    6,900   United States Steel Corp.                                        380
                                                                        --------
            Total Materials                                                2,445
                                                                        --------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    8,500   CenturyTel, Inc.                                                 308
                                                                        --------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    7,500   American Tower Corp. "A"*                                        324
    7,000   Crown Castle International Corp.*                                273
    2,000   Leap Wireless International, Inc.*                                35
   11,200   SBA Communications Corp. "A"*                                    383
                                                                        --------
                                                                           1,015
                                                                        --------
            Total Telecommunication Services                               1,323
                                                                        --------
            UTILITIES (0.8%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
   14,200   Great Plains Energy, Inc.                                        275
   14,500   Weststar Energy, Inc.                                            315
                                                                        --------
                                                                             590
                                                                        --------
            GAS UTILITIES (0.2%)
    7,200   EQT Corp.                                                        316
                                                                        --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    2,000   Ormat Technologies, Inc.                                          76
                                                                        --------

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            WATER UTILITIES (0.1%)
    7,100   Aqua America, Inc.                                          $    125
                                                                        --------
            Total Utilities                                                1,107
                                                                        --------
            Total Common Stocks (proceeds: $26,201)                       30,983
                                                                        --------
            TOTAL SHORT POSITIONS (PROCEEDS: $26,201)                   $ 30,983
                                                                        ========

--------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
--------------------------------------------------------------------------------

            PURCHASED OPTIONS (0.1%)
      948   Put - S&P 500 Index expiring January 16, 2010
               at 1,005 (cost: $381)                                         161
                                                                        --------
            WRITTEN OPTIONS (0.4%)
     (948)  Call - S&P 500 Index expiring January 16, 2010 at 1,135         (602)
     (948)  Put - S&P 500 Index expiring January 16, 2010 at 890             (47)
                                                                        --------
            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,328)           $   (649)
                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS               INPUTS          INPUTS       TOTAL
---------------------------------------------------------------------------------------------------

Long Positions:
  Common Stocks                           $ 31,063               $    -              $-    $ 31,063
  Exchange-Traded Funds                    106,612                    -               -     106,612
  Hedge Funds                                    -                8,428               -       8,428
  Money Market Instruments                   4,583                    -               -       4,583
Purchased Options                              161                    -               -         161
---------------------------------------------------------------------------------------------------
Total                                     $142,419               $8,428              $-    $150,847
---------------------------------------------------------------------------------------------------

                                         (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
LIABILITIES              FOR IDENTICAL LIABILITIES               INPUTS          INPUTS       TOTAL
---------------------------------------------------------------------------------------------------

Short Positions:
  Common Stocks                          $(30,983)                   $-              $-    $(30,983)
Written Options                              (649)                    -               -        (649)
---------------------------------------------------------------------------------------------------
Total                                    $(31,632)                   $-              $-    $(31,632)
---------------------------------------------------------------------------------------------------

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2009

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC)
   exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   HEDGE FUNDS -- private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments. The Fund may redeem all or part of its investment upon 10 days' prior written notice.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   SPDR  Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P
         500 Index. SPDRs are traded on securities exchanges.

o  SPECIFIC NOTES

   (a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.

   (b) At December 31, 2009, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.

   (c) Restricted security that is not registered under the Securities Act of
       1933.

   (d) Security deemed illiquid by USAA Investment Management Company (the
       Manager) under liquidity guidelines approved by the Board of Trustees.
       The aggregate market value of these securities at December 31, 2009, was
       $8,428,000, which represented 5.6% of the Fund's net assets.

   (e) Rate represents the money market fund annualized seven-day yield at
       December 31, 2009.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

December 31, 2009

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $162,208)               $150,686
   Purchased options, at market value (cost of $381)                                161
   Cash                                                                              45
   Deposits with broker for securities sold short                                29,205
   Receivables:
      Capital shares sold                                                           432
      Dividends and interest                                                        586
                                                                               --------
          Total assets                                                          181,115
                                                                               --------
LIABILITIES
   Payables:
      Dividends for securities sold short                                            25
      Capital shares redeemed                                                        93
      Securities sold short, at market value (proceeds of $26,201)               30,983
      Written options, at market value (premiums received of $1,328)                649
   Accrued management fees                                                           75
   Accrued transfer agent's fees                                                      5
   Other accrued expenses and payables                                               79
                                                                               --------
          Total liabilities                                                      31,909
                                                                               --------
              Net assets applicable to capital shares outstanding              $149,206
                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $196,996
   Accumulated undistributed net investment income                                   25
   Accumulated net realized loss on investments,
      securities sold short, and options                                        (31,970)
   Net unrealized depreciation of investments,
      securities sold short, and options                                        (15,845)
                                                                               --------
              Net assets applicable to capital shares outstanding              $149,206
                                                                               ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                   18,730
                                                                               ========
   Net asset value, redemption price, and offering price per share             $   7.97
                                                                               ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended December 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                           $  2,620
   Interest                                                                  12
                                                                       --------
           Total income                                                   2,632
                                                                       --------
EXPENSES
   Management fees                                                          828
   Administration and servicing fees                                        205
   Transfer agent's fees                                                    624
   Custody and accounting fees                                               92
   Postage                                                                   33
   Shareholder reporting fees                                                28
   Trustees' fees                                                            10
   Registration fees                                                         27
   Professional fees                                                         57
   Dividend expense on securities sold short                                369
   Other                                                                     44
                                                                       --------
           Total expenses                                                 2,317
   Transfer agent's fees reimbursed (Note 5E)                               (56)
   Expenses reimbursed                                                     (187)
                                                                       --------
           Net expenses                                                   2,074
                                                                       --------
NET INVESTMENT INCOME                                                       558
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SECURITIES SOLD SHORT, AND OPTIONS
   Net realized gain (loss) on:
       Investments                                                      (15,131)
       Securities sold short                                              5,633
       Options                                                           (6,676)
       Payment from USAA Investment Management Company (Note 5D)              8
   Change in net unrealized appreciation/depreciation of:
       Investments                                                       37,777
       Securities sold short                                             (7,222)
       Options                                                              459
                                                                       --------
           Net realized and unrealized gain                              14,848
                                                                       --------
   Increase in net assets resulting from operations                    $ 15,406
                                                                       ========

See accompanying notes to financial statements.

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                      2009            2008
------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                          $    558       $   1,987
   Net realized loss on investments                                (15,131)         (6,847)
   Net realized gain (loss) on securities sold short                 5,633         (15,059)
   Net realized gain (loss) on options                              (6,676)         12,011
   Payment from USAA Investment Management Company (Note 5D)             8               -
   Change in net unrealized appreciation/depreciation of:
       Investments                                                  37,777         (35,276)
       Securities sold short                                        (7,222)          2,302
       Options                                                         459            (455)
                                                                  ------------------------
   Increase (decrease) in net assets resulting from operations      15,406         (41,337)
                                                                  ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (531)         (2,890)
   Net realized gains                                               (1,664)         (1,314)
                                                                  ------------------------
       Distributions to shareholders                                (2,195)         (4,204)
                                                                  ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        28,037          28,257
   Reinvested dividends                                              2,172           4,036
   Cost of shares redeemed                                         (37,192)        (94,489)
                                                                  ------------------------
       Decrease in net assets from capital share transactions       (6,983)        (62,196)
                                                                  ------------------------
   Capital contribution from USAA Transfer Agency Company                -               1
                                                                  ------------------------
   Net increase (decrease) in net assets                             6,228        (107,736)
NET ASSETS
   Beginning of year                                               142,978         250,714
                                                                  ------------------------
   End of year                                                    $149,206       $ 142,978
                                                                  ========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of year                                                    $     25       $     (39)
                                                                  ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       3,760           3,280
   Shares issued for dividends reinvested                              281             525
   Shares redeemed                                                  (5,139)        (10,722)
                                                                  ------------------------
       Decrease in shares outstanding                               (1,098)         (6,917)
                                                                  ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Total
Return Strategy Fund (the Fund), which is classified as nondiversified under the
1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), a single corporate bond, or a single money market instrument.
Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Equity securities, including ETFs and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

        valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager),
        an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the
        Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
        Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6.  Repurchase agreements are valued at cost, which approximates market value.

    7.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    8.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- On January 1, 2009, the
    Fund adopted an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period.
    Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

================================================================================

42  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the
    Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2009*
    (IN THOUSANDS)

                                   ASSET DERIVATIVES             LIABILITY DERIVATIVES
-----------------------------------------------------------------------------------------
                               STATEMENT OF                   STATEMENT OF
DERIVATIVES NOT ACCOUNTED      ASSETS AND                     ASSETS AND
FOR AS HEDGING INSTRUMENTS     LIABILITIES                    LIABILITIES
UNDER STATEMENT 133            LOCATION        FAIR VALUE     LOCATION         FAIR VALUE
-----------------------------------------------------------------------------------------

Equity contracts               Purchased          $161        Written             $649
                               options                        options
-----------------------------------------------------------------------------------------

* For open derivative instruments as of December 31, 2009, see the portfolio of investments, which is also indicative of activity for the year ended
  December 31, 2009.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE
    YEAR ENDED DECEMBER 31, 2009 (IN THOUSANDS)

                                                                        CHANGE IN
DERIVATIVES NOT                                                         UNREALIZED
ACCOUNTED FOR AS                                      REALIZED          APPRECIATION
HEDGING INSTRUMENTS    STATEMENT OF                   GAIN (LOSS)       (DEPRECIATION)
UNDER STATEMENT 133    OPERATIONS LOCATION            ON DERIVATIVES    ON DERIVATIVES
--------------------------------------------------------------------------------------

Equity contracts       Net realized gain (loss) on       $(6,668)*           $459
                       options/Change in net
                       unrealized appreciation/
                       depreciation of options
--------------------------------------------------------------------------------------

    * Includes payment from USAA Investment Management Company (Note 5D).

D.  SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the
    Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

    Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities.
    Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the

================================================================================

44  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

    The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

E.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

G.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis.
    Discounts and premiums are amortized over

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

H.  EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended
    December 31, 2009, these custodian and other bank credits reduced the
    Fund's expenses by less than $500.

I.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share

================================================================================

46  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was 0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2009, the Fund paid CAPCO facility fees of
$1,000, which represents 0.4% of the total fees paid to CAPCO by the USAA funds.
The Fund had no borrowings under this agreement during the year ended December
31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S.
generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital by $2,314,000, increase accumulated undistributed net investment income by $37,000, and increase accumulated net realized loss on investments by $2,351,000. This includes differences in the accounting for dividend distributions, dividend expenses on short sales, and investments in partnerships. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31,
2009, and 2008, was as follows:

                                                      2009               2008
                                                   -----------------------------
Ordinary income*                                   $  898,000         $4,204,000
Long-term realized capital gains                    1,297,000                  -

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

As of December 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                        $   914,000
Accumulated capital and other losses                                  19,002,000
Unrealized depreciation of investments                                24,882,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, the mark-to-market adjustments on certain investments, and the mark-to-market of open purchased options contracts.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2009, the Fund had a current post-October loss of $1,284,000 and capital loss carryovers of $17,718,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire in 2017. It is unlikely that the
Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended
December 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2006, through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

48  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2009, were $69,313,000 and $91,217,000, respectively.

As of December 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $175,729,000.

Gross unrealized appreciation and depreciation of investments as of December 31,
2009, for federal income tax purposes, were $6,831,000 and $31,713,000 respectively, resulting in net unrealized depreciation of $24,882,000.

For the year ended December 31, 2009 transactions in written call and put options* were as follows:

                                                                                      PREMIUMS
                                                                 NUMBER OF            RECEIVED
                                                                 CONTRACTS             (000'S)
                                                                 -----------------------------

Outstanding at December 31, 2008                                       -              $     -
Options written                                                   12,911               10,585
Options terminated in closing purchase transactions               (7,451)              (7,894)
Options expired                                                   (3,564)              (1,363)
                                                                 -----------------------------
Outstanding at December 31, 2009                                   1,896              $ 1,328
                                                                 =============================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the
    Fund's assets, subject to the authority of and supervision by the Trust's
    Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the
    Fund's assets. The Manager

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100%
    of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible
    Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                +/- 0.04%
    +/- 4.01% to 7.00%                +/- 0.05%
    +/- 7.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

50  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the year ended December 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $828,000, which included a (0.04)%
    performance adjustment of $(58,000).

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreements with Deutsche Investment Management Americas Inc.
    (DIMA) and Credit Suisse Securities (USA) LLC (CSSU) for its Volaris
    Volatility Management Group (Volaris Group), under which DIMA directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager) and the Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays DIMA a subadvisory fee in the annual amount of 0.60% of the portion of the Fund's average daily net assets that DIMA manages. For the year ended December 31, 2009, the Manager incurred subadvisory fees, paid or payable to DIMA, of $196,000.

    The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's
    Volaris Group manages in the USAA Balanced Strategy Fund, the USAA
    Cornerstone Strategy Fund, the USAA First Start Growth Fund, the USAA
    Global Opportunities Fund, and the USAA Total Return Strategy Fund, in an
    annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to
    $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    options strategy for the Fund. For the year ended December 31, 2009, the
    Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's
    Volaris Group of $101,000.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended December 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $205,000.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2009, the Fund reimbursed the
    Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D.  EXPENSE LIMITATION -- The Manager had voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding extraordinary expenses and dividend expense on securities sold short and before reductions of any expenses paid indirectly, and reimbursed the Fund for all expenses in excess of that amount. The Manager has terminated this voluntary agreement effective May 1, 2009. For the year ended December 31, 2009, the Fund incurred reimbursable expenses of
    $187,000.

    For the year ended December 31, 2009, the Manager reimbursed the Fund
    $8,000 for a loss incurred from the sale of option contracts that were purchased in excess of what was required to hedge the equity portion of the
    Fund's portfolio.

E.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual

================================================================================

52  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    charge of $23 per shareholder account plus out-of-pocket expenses. The
    Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $624,000. Additionally, for the year ended December 31,
    2009, the Fund recorded a receivable from SAS for a capital contribution of less than $500 for adjustments related to corrections to shareholder accounts. During the year ended December 31, 2009, SAS reimbursed the Fund
    $56,000 for corrections in fees paid for the administration and servicing of certain accounts.

F.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 17, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                                                PERIOD ENDED
                                                                   YEAR ENDED DECEMBER 31,                      DECEMBER 31,
                                                 ----------------------------------------------------------------------------
                                                     2009               2008           2007           2006           2005*
                                                 ----------------------------------------------------------------------------

Net asset value at beginning of period           $   7.21           $   9.37       $  10.00       $   9.89       $  10.00
                                                 ----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .03                .13            .13            .39            .15
   Net realized and unrealized gain (loss)            .85(h)           (2.09)           .35            .11           (.11)
                                                 ----------------------------------------------------------------------------
Total from investment operations                      .88              (1.96)           .48            .50            .04
                                                 ----------------------------------------------------------------------------
Less distributions from:
   Net investment income                             (.03)              (.13)          (.13)          (.39)          (.15)
   Realized capital gains                            (.09)              (.07)          (.98)             -              -
                                                 ----------------------------------------------------------------------------
Total distributions                                  (.12)              (.20)         (1.11)          (.39)          (.15)
                                                 ----------------------------------------------------------------------------
Net asset value at end of period                 $   7.97           $   7.21       $   9.37       $  10.00       $   9.89
                                                 ============================================================================
Total return (%)**                                  12.25(g),(h)      (21.01)          4.70(a)        5.09            .44
Net assets at end of period (000)                $149,206           $142,978       $250,714       $293,619       $205,630
Ratios to average net assets:***
   Expenses including dividend expense
     on securities sold short (%)(b)
     Including reimbursements(i)                     1.56(g)            1.31           1.12(a)        1.00           1.00(c)
     Excluding reimbursements                        1.70(g)            1.60           1.31           1.20           1.21(c)
   Expenses excluding dividend expense
     on securities sold short (%)(b)
     Including reimbursements(i)                     1.29(g)            1.00           1.00(a)        1.00           1.00(c)
     Excluding reimbursements                        1.43(g)            1.29           1.19           1.20           1.21(c)
   Net investment income (%)                          .41               1.00           1.22           4.09           1.88(c)
Portfolio turnover (%)(f)                              68(d)             384(d)         471(d)         200(e)         443(e)

  *  Fund commenced operations on January 24, 2005.
 **  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods less than one year are not annualized.
***  For the year ended December 31, 2009, average net assets were $136,363,000.
(a)  For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred.The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d)  Calculated excluding securities sold short, covers on securities sold short, and options transactions. The turnover rate for the portion of the
     Fund invested in ETFs and bonds was calculated using average daily market value for the years ended December 31, 2007 and 2008, and calculated using average monthly market value for the year ended December 31, 2009.
(e)  Calculated using average daily market value for the number of months during which the Fund was invested in long-term securities (ETFs and bonds), which, for the year ended December 31, 2006, and the period ended
     December 31, 2005, were two and seven, respectively.
(f)  The Fund's various investment strategies may create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.
(g)  During the year ended December 31, 2009, SAS reimbursed the Fund $56,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.04%. This decrease is excluded from the expense ratios in the
     Financial Highlights table.
(h)  For the year ended December 31, 2009, the Manager reimbursed the Fund
     $8,000 for a loss incurred from the sale of option contracts purchased in excess of the amount required to hedge the equity portion of the Fund's portfolio. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than 0.01%.
(i)  Prior to May 1, 2009, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.

================================================================================

54  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2009, through
December 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                        BEGINNING                  ENDING                DURING PERIOD*
                                      ACCOUNT VALUE            ACCOUNT VALUE             JULY 1, 2009 -
                                       JULY 1, 2009          DECEMBER 31, 2009          DECEMBER 31, 2009
                                      -------------------------------------------------------------------

Actual                                  $1,000.00                $1,119.20                    $8.07

Hypothetical
  (5% return before expenses)            1,000.00                 1,017.59                     7.68

* Expenses are equal to the Fund's annualized expense ratio of 1.51%, which is net of any reimbursements and expenses paid indirectly and includes dividend expense for securities sold short, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 11.92% for the six-month period of July 1,
  2009, through December 31, 2009.

================================================================================

56  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds.
The Board of Trustees is responsible for the general oversight of the funds'
business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the
Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of December 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road,
San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call
(800)531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/01-10/09); Chief Investment Officer, IMCO (2/07-2/08); Chief Executive
Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial
Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President,
Financial Advice and Solutions Group (FASG) USAA (9/09-present); President,
Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the
Board of Directors of USAA Investment Corporation, USAA Shareholder Account
Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS),
and FAI. He also is Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

58  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones
Graduate School of Management at Rice University (7/02-present); Associate
Professor of Finance at Jesse H. Jones Graduate School of Management at Rice
University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of
      1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds,
      P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the
      Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

60  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and
Financial Products Group, Bank of America (9/01-9/09).

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present).
Mr. Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG
Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory
Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS
General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, FAI, and FPS,
and is an Assistant Secretary of USAA, IMCO, and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, FASG General Counsel, USAA (10/08-present); Vice President,
Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner,
Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice
President and Secretary, IMCO and SAS, and Vice President and Assistant
Secretary, FAI and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS
(2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant,
Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State
Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

62  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                              --------------
        San Antonio, TX 78288                                    PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>>  SAVE PAPER AND FUND COSTS
    At usaa.com click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    48703-0210                               (C)2010, USAA. All rights reserved.
ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for  professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the
Registrant for the Funds for fiscal years ended December 31,  2009 and 2008 were
$262,287 and $244,927, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer agent for fiscal years ended December 31, 2009 and 2008 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended December 31, 2009 and 2008.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended December 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for December 31, 2009 and 2008 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund,  Inc., USAA  Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.


                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER


(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/26/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.